Report for the Calendar Quarter Ended: June 30, 2001

Check Here If Amendment [  ]; Amendment No.:

This Amendment (Check Only One ):	[  ] Is a Restatement.
					[  ] Adds New Holdings Entries

Institutional Investment Manager Filing This Report:

Name:		Fulton Breakefield Broenniman, LLC
Address:	4326 Montgomery Avenue
		Bethesda, Maryland 20814

13 F. Filer Number:028-05863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Persons signing this report on behalf of the reporting manager:

Name:	Sandra Kingsley
Title:	Compliance Officer
Phone:	301 - 657 - 8870
Signature, Place, and Date of Signing:

	Sandra Kingsley	Bethesda, Maryland	August 3,2001

Report Type: (Check Only One):

[ X  ]	13F Holdings Report

[  ]		13F Notice

[  ]		13F 	Combination Report

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Total:	$160,778,000

List of Other Included Managers:	n/a


			Market
	Class		Value
Security	Title	Cusip	$0 	Quantity	Sole
----------------------------------------------------	------------	---------	--------	---------------	---------------
AES Corporation	com	00130H105	2025	47035	sole
AOL Time Warner Inc.	com	02364J104	14561	274737	sole
Agilent	com	00846U101	321	9869	sole
"Alcoa, Inc."	com	013819007	987	25045	sole
Allegheny Power	com	017411109	244	5050	sole
Allied Capital Corporation II	com	019033109	1167	50393	sole
Amazon Com Inc.	com	023135106	305	21551	sole
American Express	com	025816109	3189	82193	sole
Amgen Inc	com	031162100	7386	121719	sole
Applera Corp. Applied Biosys	com	69332s102	206	7706	sole
Applied Materials Inc.	com	038222105	2842	57881	sole
Atmos Energy Corp	com	049650105	240	9821	sole
BP PLC ADR	com	031904006	1826	36634	sole
Bank of America Corporation	com	060505104	229	3810	sole
Baxter International	com	071813109	385	7860	sole
Block (H&R)	com	093671105	264	4085	sole
Bristol Myers	com	110122108	965	18451	sole
Caterpillar Inc.	com	149123101	546	10905	sole
Chevron Corp	com	166751107	234	2585	sole
Cisco Systems Inc	com	17275R102	3825	210188	sole
Citigroup	com	173034109	12768	241632	sole
Clorox	com	189054109	502	14817	sole
Coca Cola	com	191216100	1120	24899	sole
Colgate Palmolive	com	194162103	501	8492	sole
Corning Inc	com	219350105	1620	96959	sole
Disney (Walt)	com	254687106	303	10494	sole
DuPont EI deNemours	com	263534109	283	5868	sole
Duke Energy Corporation	com	264399106	1215	31155	sole
EMC Corporation	com	268648102	2212	76161	sole
Eastman Chemical Company	com	277432100	469	9855	sole
Ebay	com	278642103	2004	29259	sole
Electronic Arts	com	285512109	611	10549	sole
Eli Lilly	com	532457108	312	4212	sole
Emerson Electric	com	291011104	803	13270	sole
Enron Corp	com	293561106	3961	80845	sole
Exxon Mobil Corp	com	302290101	5064	57971	sole
FPL Group	com	302571104	244	4055	sole
First Data Corporation	com	319963104	1619	25192	sole
Gemstar TV Guide	com	36866w106	863	20254	sole
General Dynamics	com	369550108	556	7145	sole
General Electric	com	369604103	4785	98160	sole
General Mills Inc.	com	370334104	222	5060	sole
Home Depot	com	437076102	919	19732	sole
Household International Inc	com	441815107	312	4679	sole
Hughes Electronics	com	370442501	3863	190787	sole
Human Genome	com	444903108	211	3502	sole
I 2 Technology	com	465754109	289	14594	sole
Inktomi	com	457277101	169	17580	sole
Intel Corporation	com	458140100	10313	352578	sole
International Business Machine	com	459200101	794	7023	sole
Jefferson-Pilot Corp	com	475070108	318	6583	sole
Johnson & Johnson	com	478160104	525	10503	sole
Marriott International - New	com	571900109	430	9093	sole
Martin Marietta Materials	com	573284106	324	6550	sole
Medtronic Inc.	com	585055106	1050	22829	sole
Merck & Company	com	589331107	3738	58489	sole
Microsoft Corp	com	594918104	12882	176459	sole
Minnesota Mining Manufacturing	com	604059105	1725	15118	sole
National Commerce Financial Corp	com	635449101	226	9255	sole
Nokia Corporation	com	654902204	2508	113792	sole
Pepisco Inc.	com	713448108	272	6143	sole
Pfizer	com	717081103	3722	92929	sole
Providian Financial Corp.	com	74406a102	964	16276	sole
QUALCOMM Inc	com	747525103	7662	131020	sole
Qwest Communications	com	749121109	327	10272	sole
Research in Motion	com	760975102	302	9364	sole
Rouse Company	com	779273101	858	29958	sole
Royal Dutch	com	780257705	1082	18573	sole
Schlumberger Limited	com	806857108	206	3911	sole
Schwab (Chas) Corporation	com	808513105	4033	263592	sole
"Siebel Systems, Inc."	com	826170102	688	14660	sole
Sony Corp ADR	com	835699307	2060	31312	sole
Sun Microsystems	com	866810104	856	54443	sole
Symbol Technology	com	871508107	451	20309	sole
Texas Instrument	com	882508104	1511	47957	sole
Tiffany & Co.	com	886547108	1519	41948	sole
Tyco International	com	902120104	1312	24079	sole
Verizon (merger Bell Atlantic & GTE)	com	92343v104	1829	34190	sole
Viacom Inc. Non voting Class B	com	925524308	2328	44978	sole
Wal Mart Stores Inc.	com	931142103	2186	44802	sole
Wells Fargo	com	949740104	1868	40228	sole
Yahoo Inc.	com	984332106	364	18191	sole